Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001618627
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2024
Prospectus Date	rr_ProspectusDate	Dec. 31, 2023
P/E GLOBAL ENHANCED INTERNATIONAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND TRUST

P/E Global Enhanced International Fund

(the “Fund”)

Institutional Class (Ticker: PEIEX)

Investor Class (Ticker: PEIGX)

Class A (Ticker: PEIAX)

Supplement dated March 14, 2024

to the Prospectus dated December 31, 2023, as supplemented

1.	Effective as of March 15, 2024, the minimum initial investment to purchase Institutional Class shares of the Fund is $10,000.

The Prospectus section entitled “SUMMARY SECTION – Example” of the Prospectus with respect to the Fund is deleted and restated as follows:

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Class Shares, Investor Class Shares and Class A Shares in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class A Shares if you did not redeem your Shares at the end of the periods indicated:
P/E GLOBAL ENHANCED INTERNATIONAL FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	675
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,897
P/E GLOBAL ENHANCED INTERNATIONAL FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	750
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,141
P/E GLOBAL ENHANCED INTERNATIONAL FUND | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	573
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,074
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,700
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,381
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	473
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,074
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,700
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,381